SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 14, 2015 USD ($)	Apr. 17, 2016 USD ($)	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2015 USD ($) item shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 EUR (€)
Schedule of Equity Method Investments [Line Items]
Average interest rate, short-term bank deposits in U.S. dollars			1.35%	1.04%
Marketable securities impairment losses			$ 0	$ 0	$ 0
Evogene shares held | shares				53,405
Deferred revenues				$ 312
Number of licensed programs to achieve substantive milestones revenues | item			1	1
Revenue recognition under milestone method	$ 7,800	$ 400	$ 400	$ 7,800	7,200
Severance expenses			486	484	337
Net gain on derivative classified to operating expenses as effective portion				75
Unrealized gain (loss) arising from derivative contracts			7	(19)	141
Fair value of outstanding forward contracts			$ 7	(19)
Number of investments in affiliates | item			2
Equity losses					155
Derivative, contract period			12 months	9 months
Derivative, maturity date			Dec. 31, 2016	Sep. 30, 2015
Derivative, notional amount			$ 6,548	$ 4,357
Additional forward contracts [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, contract period				3 months
Derivative, maturity date				Dec. 31, 2015
Neviah [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			25.12%			25.12%
Keddem [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			29.41%			29.41%
Investment amount					$ 155
Merck Holdings [Member] | Neviah [Member] | Convertible Bridge Loan Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Face amount | €						€ 500
Loan grant date			Dec. 17, 2014
Maturity term			18 months
Interest rate (as a percent)			2.00%			2.00%
Warrant [Member]
Schedule of Equity Method Investments [Line Items]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share | shares					333,333
Options [Member]
Schedule of Equity Method Investments [Line Items]
Weighted average number of shares related to outstanding options excluded from the calculations of diluted net loss per share | shares			7,943,914	7,228,011	6,363,348
Revenue [Member]
Schedule of Equity Method Investments [Line Items]
Concentration of credit risks			100.00%	99.00%